Fair Value Measurement - Schedule of significant unobservable inputs used in the fair value measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Equity Securities, FV-NI, Gain (Loss)	¥ (102,592)	$ (14,737)	¥ 582,188
Valuation Technique, Discounted Cash Flow [Member] | Discount Rate [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 388,581
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [Member] | Maximum [Member]
Equity Securities, FV-NI, Measurement Input	0.215	0.215
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [Member] | Minimum [Member]
Equity Securities, FV-NI, Measurement Input	(0.162)	(0.162)
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member]
Equity Securities, FV-NI, Measurement Input	0.18	0.18